THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.7%
	Shares	Value
Communication Services — 14.2%
Alphabet, Cl A *	6,246	$747,646
Electronic Arts	5,540	718,538
Meta Platforms, Cl A *	3,549	1,018,492
Omnicom Group	3,728	354,719
Walt Disney *	6,343	566,303
Warner Bros Discovery *	4,186	52,493

		3,458,191

Consumer Discretionary — 6.0%
Hasbro	961	62,244
Ross Stores	5,116	573,657
Starbucks	8,287	820,910

		1,456,811

Consumer Staples — 9.1%
Colgate-Palmolive	8,525	656,766
Costco Wholesale	1,805	971,776
Kimberly-Clark	4,356	601,389

		2,229,931

Financials — 12.8%
Everest Re Group	1,202	410,916
FleetCor Technologies *	985	247,314
M&T Bank	3,194	395,289
Moody’s	2,113	734,732
Progressive	4,925	651,922
Willis Towers Watson	2,855	672,353

		3,112,526

Health Care — 10.7%
Agilent Technologies	2,559	307,720
Danaher	2,992	718,080
Incyte *	3,816	237,546
IQVIA Holdings *	2,277	511,801
Stryker	2,757	841,133

		2,616,280

Industrials — 6.5%
Allegion	1,038	124,581
Carrier Global	7,722	383,861
Expeditors International of Washington	2,518	305,005
Paychex	4,760	532,501

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
JUNE 30, 2023
(UNAUDITED)

COMMON STOCK** — continued
	Shares	Value
Industrials — continued
Xylem	2,153	$242,471

		1,588,419

Information Technology — 33.4%
Adobe *	1,604	784,340
Advanced Micro Devices *	2,424	276,118
Amphenol, Cl A	9,676	821,976
Apple	6,500	1,260,805
CDW	2,071	380,028
Gartner *	1,194	418,270
Gen Digital	16,504	306,149
International Business Machines	8,733	1,168,563
KLA	743	360,370
Lam Research	477	306,644
NetApp	3,338	255,023
NVIDIA	2,438	1,031,323
Salesforce *	3,641	769,198

		8,138,807

Materials — 2.4%
Avery Dennison	2,118	363,873
International Flavors & Fragrances	2,944	234,313

		598,186

Real Estate — 4.6%
American Tower, Cl A ‡	2,162	419,298
Prologis ‡	5,638	691,388

		1,110,686

Total Common Stock
(Cost $22,780,180)		24,309,837

Total Investments - 99.7%
(Cost $22,780,180)		$24,309,837

Percentages are based on Net Assets of $24,387,471.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
JUNE 30, 2023
(UNAUDITED)

Cl — Class

RAM-QH-001-0600